DESCRIPTION OF THE PLAN - General and Contributions (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 item
DESCRIPTION OF THE PLAN
Minimum service period for Plan eligibility	3 months
Participant contribution (as a percent)	30.00%
Employer matching contribution (as a percent)	5.00%
Minimum age for Automatic Retirement Contribution	60 years
Minimum service hours for Automatic Retirement Contribution	1,000
Minimum age for retirement under Automatic Retirement Contribution	65 years
Minimum age for termination under Automatic Retirement Contribution	55 years
Minimum age for termination, age and service criteria under Automatic Retirement Contribution	85 years
Minimum age for retirement	65 years
Threshold percentage allowed in employer stock	20.00%
Maximum
DESCRIPTION OF THE PLAN
Percentage of contribution allocation under Automatic Retirement Contribution	2.00%
Minimum
DESCRIPTION OF THE PLAN
Percentage of contribution allocation under Automatic Retirement Contribution	1.00%